Intangible Assets (Details) - USD ($)	Dec. 31, 2019	Jun. 30, 2019	Jun. 30, 2018
Disclosure Intangible Assets Details Abstract
Intellectual Property	$ 2,293,770	$ 2,293,770	$ 2,293,770
Accumulated Amortization	(853,855)	(739,167)	(509,790)
Intellectual Property, Net	$ 1,439,915	$ 1,554,603	$ 1,783,980